Deutsche
Asset Management
                                                                       [DB Logo]




Summary Prospectus | October 1, 2016



Deutsche Health and Wellness Fund





 CLASS/Ticker    A   SUHAX    C   SUHCX    INST   SUHIX    S   SCHLX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at deutschefunds.com/ mutualpros. You can also get this information at no cost by e-mailing a request to service@db.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and the SAI, both dated October 1, 2016, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks long-term growth of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 23) and Purchase and Redemption of Shares in the fund's SAI (p. II-16).


SHAREHOLDER FEES (paid directly from your investment)


                                                   A          C        INST          S
                                          ----------  ---------  ----------  ---------
Maximum sales charge (load) imposed on
purchases, as % of offering price              5.75     None        None       None
-----------------------------------------      ----     --          -          --
Maximum deferred sales charge (load), as
% of redemption proceeds                     None     1.00          None       None
-----------------------------------------    ------   ----          -          --
Redemption/exchange fee on shares owned
less than 15 days, as % of redemption
proceeds                                       2.00   2.00           2.00    2.00
-----------------------------------------    ------   ----          -----    ----
Account Maintenance Fee (annually, for
fund account balances below $10,000 and
subject to certain exceptions)              $   20    $20           None     $20
-----------------------------------------   -------   ----          -----    ----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                                A          C        INST           S
                                        ---------  ---------  ----------  ----------
Management fee                              0.77       0.77       0.77        0.77
---------------------------------------     ----       ----       ----        ----
Distribution/service (12b-1) fees           0.24       0.99      None        None
---------------------------------------     ----       ----      -----       -----
Other expenses                              0.34       0.34       0.33        0.31
---------------------------------------     ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES        1.35       2.10       1.10        1.08
---------------------------------------     ----       ----      -----       -----
Fee waiver/expense reimbursement            0.01       0.01       0.01        0.00
---------------------------------------     ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES
AFTER FEE WAIVER/EXPENSE REIMBURSEMENT      1.34       2.09       1.09        1.08
---------------------------------------     ----       ----      -----       -----

The Advisor has contractually agreed through September 30, 2017 to waive fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 1.34%, 2.09%, and 1.09% for Class A, Class C and Institutional Class, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class A, Class C and Institutional Class) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         C      INST         S
-------  --------  --------  --------  --------
1        $ 704     $ 312     $ 111     $ 110
--       -----     -----     -----     -----
3          977       657       349       343
--       -----     -----     -----     -----
5        1,271     1,128       605       595
--       -----     -----     -----     -----
10       2,105     2,430     1,339     1,317
--       -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         C      INST         S
-------  --------  --------  --------  --------
1        $ 704     $ 212     $ 111     $ 110
--       -----     -----     -----     -----
3          977       657       349       343
--       -----     -----     -----     -----
5        1,271     1,128       605       595
--       -----     -----     -----     -----
10       2,105     2,430     1,339     1,317
--       -----     -----     -----     -----

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2016: 56%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund will invest at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies in the health care and wellness sectors. For purposes of the fund's 80% investment policy, to be considered part of the health care or wellness sectors, companies must commit at least half of their assets to, or derive at least half of their revenues or net income from, that sector. Industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services. Portfolio management considers wellness-related companies to include companies in the health care industry and other companies that provide products or services that promote or aid in achieving a healthy lifestyle (for example, healthy food and nutrition companies and gym operators). The fund concentrates its assets (i.e. invests at least 25% of its net assets) in securities related to the health care sector.


The fund invests primarily in securities of US companies, but may invest in foreign companies as well. The fund may invest in companies of any size. While the fund invests mainly in common stocks, it may also invest up to 20% of total assets in US Treasury and US agency debt obligations.


MANAGEMENT PROCESS. In choosing stocks, portfolio management uses a combination of three analytical disciplines:


BOTTOM-UP RESEARCH. Portfolio management looks for individual companies with a history of above-average growth, strong competitive positioning, new tests or treatments, the ability to take advantage of demographic trends, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.


GROWTH ORIENTATION. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.


TOP-DOWN ANALYSIS. Portfolio management considers the economic outlook for various industries within the health care sector while looking for those that it believes may benefit from changes in the overall business environment.


Portfolio management may favor securities from different industries and companies within the health care sector at different times. Portfolio management will normally sell a stock when it believes the stock's price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities, or in the course of adjusting their emphasis on a given health care industry.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.


CONCENTRATION RISK. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.


HEALTH CARE SECURITIES RISK. Because the fund concentrates its investments in companies in the health care sector, and may invest to a significant extent in the wellness sector, it may be vulnerable to setbacks in those industries. Health care companies may be negatively affected by scientific or technological developments, research and development costs, increased competition within the health care industry, rapid product obsolescence and patent expirations. The price of securities of health care companies may fluctuate widely due to changes in legislation or other government regulations, including uncertainty regarding health care reform and its long term impact, reductions in government funding and the unpredictability of winning government approvals. Moreover, many health care companies are subject to product liability or other litigation which may have a significant impact on a company's market value or share price.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.



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                                               Deutsche Health and Wellness Fund


                                              SUMMARY PROSPECTUS October 1, 2016

SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.


GROWTH INVESTING RISK. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.


Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


IPO RISK. Prices of securities bought in an initial public offering (IPO) may rise and fall rapidly, often because of investor perceptions rather than economic reasons. To the extent a mutual fund is small in size, its IPO investments may have a significant impact on its performance since they may represent a larger proportion of the fund's overall portfolio as compared to the portfolio of a larger fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]







  2006      2007        2008       2009       2010      2011      2012       2013       2014       2015
  5.47      12.43       -23.63     21.21      7.34      8.13      17.60      46.71      26.60      6.57





                    RETURNS    PERIOD ENDING
 BEST QUARTER      15.30%      March 31, 2013
 WORST QUARTER     -16.51%     December 31, 2008
 YEAR-TO-DATE       -6.84%     June 30, 2016

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                                               Deutsche Health and Wellness Fund


                                              SUMMARY PROSPECTUS October 1, 2016

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2015 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                   CLASS          1           5          10
                               INCEPTION       YEAR       YEARS       YEARS
                            ------------  ---------  ----------  ----------
CLASS A before tax          12/29/2000       0.45        18.86       10.83
--------------------------  ----------      -----        -----       -----
  After tax on distribu-
  tions                                      -3.55       16.42        9.29
  After tax on distribu-
  tions and sale of fund
  shares                                     3.39        15.18        8.74
--------------------------  ----------      ------       -----       -----
CLASS C before tax          12/29/2000       5.78        19.40       10.67
--------------------------  ----------      ------       -----       -----
INST CLASS before tax       12/29/2000       6.85        20.62       11.93
--------------------------  ----------      ------       -----       -----
CLASS S before tax            3/2/1998       6.85        20.59       11.78
--------------------------  ----------      ------       -----       -----
STANDARD & POOR'S 500
INDEX (S&P 500) (reflects
no deduction for fees,
expenses or taxes)                           1.38        12.57        7.31
--------------------------  ----------      ------       -----       -----
MSCI WORLD HEALTH CARE
INDEX (reflects no deduc-
tion for fees or
expenses)                                    6.60        17.15        9.25
--------------------------  ----------      ------       -----       -----

The Advisor believes the additional index (MSCI World Health Care Index) reasonably represents the fund's overall investment process.


On March 7, 2016, the MSCI World Health Care Index replaced the S&P North American Health Care Sector Index as the fund's secondary securities index. On March 7, 2016, the S&P North American Health Care Sector Index was discontinued and S&P no longer provides performance information for the S&P North American Health Care Sector Index.



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

LEEFIN LAI, CFA, CPA, MANAGING DIRECTOR. Lead Portfolio Manager of the fund. Began managing the fund in 2001.


THOMAS M. HYNES, JR., CFA, MANAGING DIRECTOR. Portfolio Manager of the fund through November 29, 2016. Began managing the fund in 2014.


BRENDAN O'NEILL, CFA, DIRECTOR. Portfolio Manager of the fund through October 28, 2016. Began managing the fund in 2014.


PETER BARSA, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2014.


MICHAEL A. SESSER, CFA, VICE PRESIDENT. Portfolio Manager of the fund. Began managing the fund in 2014.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                         AUTOMATIC
                                        UGMAS/          INVESTMENT
             NON-IRA            IRAS     UTMAS               PLANS
        ------------  --------------  --------  ------------------
A C         1,000            500       1,000             500
------      -----            ---       -----             ---
INST    1,000,000           N/A         N/A             N/A
------  ---------           ----       -----            ----
S           2,500          1,000       1,000           1,000
------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. The minimum additional investment in all other instances is $50.



TO PLACE ORDERS


MAIL           New Accounts             Deutsche Asset Management
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   Deutsche Asset Management
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            Deutsche Asset Management
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          Deutsche Asset Management
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                deutschefunds.com
TELEPHONE                               (800) 728-3337, M - F 8 a.m. - 7 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.



                                       4
                                               Deutsche Health and Wellness Fund


                                              SUMMARY PROSPECTUS October 1, 2016

PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


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                                               Deutsche Health and Wellness Fund
                                     SUMMARY PROSPECTUS October 1, 2016 DHWF-SUM